Commitments, Guarantees, and Contingencies - Narrative (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Commitments, Contingencies And Guaranteed [Line Items]
Guarantees issued on behalf of external parties	$ 0
Washington Gas
Commitments, Contingencies And Guaranteed [Line Items]
Guarantee obligations	$ 25